Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of other liabilities

	At December 31,
	2022	2021
Non-current
Concession fee payable (1)	700,395	657,682
Advances from customers	13,910	14,475
Provisions for legal claims (4)	9,712	8,132
Provision for maintenance costs (2)	19,079	19,239
Other taxes payable	508	2,058
Employee benefit obligation (3)	4,376	7,990
Salary payable	286	263
Other liabilities with related parties (Note 27)	1,382	1,308
Other payables	18,735	32,652
	768,383	743,799
Current
Concession fee payable (1)	228,614	167,352
Other taxes payable	17,288	19,998
Salary payable	46,061	32,843
Other liabilities with related parties (Note 27)	1,121	1,049
Advances from customers	5,098	4,718
Provision for maintenance cost (2)	3,835	2,432
Expenses provisions	2,413	1,879
Provisions for legal claims (4)	3,424	3,714
Other payables (*)	49,224	50,841
	357,078	284,826

(*) As of December 31, 2022, includes deferred income for a total amount of USD 15,395 (USD 14,552 as of December 31, 2021) and as of December 31, 2021, the outstanding balance for the disposal transaction of Aeropuertos Andinos del Perú S.A. that amounted to USD 14,700, see Note 30.

(1) The most significant amounts included in the concession fee payable result from the concession agreement between The Brazilian National Civil Aviation Agency - ANAC and ICAB and ICASGA.

(2) Changes in the year of the Provision for maintenance costs is as follows:

(3) TAGSA and Toscana have post-employment benefits which are defined benefit obligations. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the year.

(4) Changes in the year of the provision for legal claims is as follows:

	2022	2021
Balances at the beginning of the year	11,846	5,183
Disposal of subsidiaries	(1,177)	-
Accrual of the year	5,674	10,789
Use of the provision	(2,319)	(2,294)
Translation differences and inflation adjustment	(888)	(1,832)
Balances at the end of the year	13,136	11,846

Schedule of maturity of the other liabilities

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2022 (**)	357,078	88,255	263,318	1,549,369	2,258,020
At December 31, 2021 (**)	285,371	120,005	231,486	1,336,007	1,972,869

(**) The amounts disclosed in the table are undiscounted cash flows

Schedule of changes in the year of the concession fee payable

	2022	2021
Balances at the beginning of the year	825,034	741,704
Financial result (*)	112,345	116,460
Concession fees	139,744	78,033
Payments (**)	(157,898)	(26,956)
Re-equilibrium adjustment compensation (Note 8.1)	(1,666)	3,074
Re-equilibrium compensation (Note 8.1)	(13,768)	(25,071)
Other	570	2,576
Translation differences and inflation adjustment	24,648	(64,786)
Balances at the end of the year	929,009	825,034

(*) Mainly includes changes in the liabilities of Brazilian concessions due to passage of time and inflation adjustment shown in Note 8.

(**) As of December 31, 2022, includes compensation of credits of AA2000. Additionally, in light of Covid-19 pandemic context, as of December 31, 2021, some governments implemented measures aligned to the then current environment such as the deferral of payment periods to relieve the liquidity situation of the airport sector.

Schedule of changes in the year of the Provision for maintenance costs

	2022	2021
Balances at the beginning of the year	21,671	27,195
Accrual of the year	4,118	5,016
Use of the provision	(1,652)	(8,727)
Translation differences and inflation adjustment	(1,223)	(1,813)
Balances at the end of the year	22,914	21,671

Schedule of changes of the provision

	2022	2021
Balances at the beginning of the year	7,990	8,694
Disposal of subsidiaries	(2,084)	-
Actuarial gain/loss (in other comprehensive income)	(1,016)	(178)
Service Cost	450	335
Amounts paid in the year	(585)	(784)
Contributions	-	456
Translation differences and inflation adjustment	(379)	(533)
At the end of the year	4,376	7,990

Schedule of changes in the year of the provision for legal claims

	2022	2021
Balances at the beginning of the year	11,846	5,183
Disposal of subsidiaries	(1,177)	-
Accrual of the year	5,674	10,789
Use of the provision	(2,319)	(2,294)
Translation differences and inflation adjustment	(888)	(1,832)
Balances at the end of the year	13,136	11,846

Toscana Aeroporti S.p.A.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	2,359	2,569	2,491	2,431	2,467	2,455

Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision

			Annual employee future
Assumption	Annual discount rate		wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	5%	(5)%
Provision for salary payable	1,795	1,964	1,967	1,792	1,843	1,912